Income Tax Expenses - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Tax losses carried forward		$ 11,734
Lease liability	206,140	14,335
Allowance for credit losses	14,329
Deferred tax liabilities
Right-of-use assets	207,311	13,334
Depreciation	15,860	11,997
Net deferred tax (liabilities) assets	$ (2,702)	$ 738